Employee Benefits (Sensitivity Analysis) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 1,004	$ 860
Discount rate [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(24)
Discount rate [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(12)
Discount rate [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	12
Discount rate [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	24
Salary increase [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	16
Salary increase [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	8
Salary increase [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(8)
Salary increase [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(16)
Mortality table [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(22)
Mortality table [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(11)
Mortality table [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	11
Mortality table [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 22